Earnings Per Share - Earnings Attributable to Equity Holders of Parent used to Calculate Basic and Diluted Earnings per share (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [abstract]
Earnings attributable to equity holders of the parent used to calculate basic and diluted earnings per share	€ 188	€ (31)	€ (4)